Short and Long-Term Obligations - Short and Long-Term Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Ares Term Loan	$ 104,406
JPM Facility	71,000	$ 50,000
Less unamortized debt issuance costs	(1,229)	(927)
Debt and capital lease obligation, total	174,177	49,073
Less current portion	$ 174,177
Long-term portion		$ 49,073